Income taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major Components Of Tax Expense (Income) [Line Items]
Statutory tax rate	26.50%	26.50%
Unrecognized deferred tax liabilities	$ 135.3	$ 73.7
Unrecognized deferred tax assets	$ 26.7	$ 35.8